FAIR VALUE MEASUREMENTS - Key inputs of the Put model Option to Value (Details)	Dec. 31, 2023 $ / shares	Jan. 10, 2023 $ / shares
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Measurement input	4.94	4.63
Remaining life (Yrs.)
FAIR VALUE MEASUREMENTS
Measurement input	1.34	1.72
Expected volatility
FAIR VALUE MEASUREMENTS
Measurement input		3.73
Redemption Price
FAIR VALUE MEASUREMENTS
Measurement input	10.83
Stock Price
FAIR VALUE MEASUREMENTS
Measurement input	10.86	10.48